Vessels in Operation (Details Narrative) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 23, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Vessel asset group carrying amount		$ 1,716,778	$ 1,623,307
Number of unencumbered vessels		5
Ballast water treatments and other additions amount		$ 6,699	4,881
2027 Secured Notes (b) [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		20
Other Loan Facilities [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		43
GSL Amstel [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 5,940
Collateral description	the vessel was released as collateral under the Company’s $140,000 loan facility with Credit Agricole Corporate and Investment Bank, Hamburg Commercial Bank AG, E.Sun Commercial Bank, Ltd, CTBC Bank Co. Ltd. and Taishin International Bank
One Vessel Group [Member]
Property, Plant and Equipment [Line Items]
Vessel impairment charges			$ 3,033
Number of vessels recognized with impairment charge			1
Vessel asset group carrying amount			$ 9,033
Fair value of property, plant and equipment			$ 6,000